PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 96.2%
Common Stocks
Aerospace & Defense 3.6%
Lockheed Martin Corp.	10,954	$5,087,585
Northrop Grumman Corp.	5,429	2,504,235
		7,591,820
Banks 4.0%
Bank of America Corp.	53,961	1,579,978
JPMorgan Chase & Co.	36,482	5,043,272
PNC Financial Services Group, Inc. (The)	13,700	1,784,425
		8,407,675
Beverages 4.6%
Diageo PLC (United Kingdom), ADR(a)	12,938	2,399,999
PepsiCo, Inc.	38,203	7,292,571
		9,692,570
Biotechnology 3.0%
AbbVie, Inc.	41,942	6,338,275
Building Products 0.9%
Johnson Controls International PLC	33,221	1,987,945
Capital Markets 2.6%
Goldman Sachs Group, Inc. (The)	9,317	3,199,830
Moody’s Corp.	7,091	2,220,334
		5,420,164
Communications Equipment 2.8%
Cisco Systems, Inc.	124,622	5,888,390
Consumer Staples Distribution & Retail 5.1%
Dollar General Corp.	29,683	6,573,597
Walmart, Inc.	28,769	4,343,256
		10,916,853
Diversified Consumer Services 1.3%
Service Corp. International	38,552	2,705,965

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.9%
AT&T, Inc.	342,848	$6,058,124
Electric Utilities 1.9%
Constellation Energy Corp.	51,319	3,972,091
Electrical Equipment 1.0%
Eaton Corp. PLC	12,383	2,069,447
Entertainment 3.2%
Activision Blizzard, Inc.*	88,788	6,899,715
Financial Services 2.3%
Mastercard, Inc. (Class A Stock)	13,058	4,962,432
Food Products 7.2%
Hershey Co. (The)	29,233	7,982,363
Lamb Weston Holdings, Inc.	65,615	7,336,413
		15,318,776
Ground Transportation 2.0%
TFI International, Inc. (Canada)	24,355	2,625,469
Union Pacific Corp.	8,097	1,584,583
		4,210,052
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	12,292	1,357,897
Health Care Providers & Services 3.0%
UnitedHealth Group, Inc.	13,012	6,403,075
Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	19,643	5,809,417
Insurance 3.4%
Chubb Ltd.	19,115	3,852,820
Marsh & McLennan Cos., Inc.	18,291	3,295,855
		7,148,675

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.0%
International Business Machines Corp.	16,137	$2,039,878
Machinery 3.6%
Caterpillar, Inc.	6,618	1,448,018
Deere & Co.	3,283	1,241,040
Parker-Hannifin Corp.	15,025	4,881,322
		7,570,380
Metals & Mining 2.2%
Barrick Gold Corp. (Canada)	248,126	4,724,319
Multi-Utilities 3.1%
CenterPoint Energy, Inc.	144,075	4,389,965
NiSource, Inc.	73,634	2,095,624
		6,485,589
Office REITs 1.2%
Alexandria Real Estate Equities, Inc.	21,284	2,643,047
Oil, Gas & Consumable Fuels 5.5%
Exxon Mobil Corp.	56,626	6,701,121
Hess Corp.	12,952	1,878,817
TotalEnergies SE (France), ADR(a)	31,826	2,034,636
Valero Energy Corp.	8,788	1,007,720
		11,622,294
Personal Care Products 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,167	3,742,002
Pharmaceuticals 10.2%
AstraZeneca PLC (United Kingdom), ADR	92,558	6,777,097
Bristol-Myers Squibb Co.	97,071	6,481,430
Eli Lilly & Co.	21,073	8,341,958
		21,600,485
Residential REITs 0.5%
AvalonBay Communities, Inc.	6,267	1,130,379

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 4.1%
ASML Holding NV (Netherlands)(a)	6,424	$4,091,189
Lam Research Corp.	8,749	4,585,176
		8,676,365
Software 1.1%
Microsoft Corp.	7,601	2,335,483
Specialized REITs 0.5%
SBA Communications Corp.	4,008	1,045,647
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	40,690	6,904,279

Total Long-Term Investments (cost $189,739,518)		203,679,505

Short-Term Investments 7.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	7,731,843	7,731,843
PGIM Institutional Money Market Fund (cost $8,306,633; includes $8,289,318 of cash collateral for securities on loan)(b)(wi)	8,311,224	8,306,237

Total Short-Term Investments (cost $16,038,476)		16,038,080

TOTAL INVESTMENTS 103.8% (cost $205,777,994)		219,717,585
Liabilities in excess of other assets (3.8)%		(8,114,778)

Net Assets 100.0%		$211,602,807

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,167,928; cash collateral of $8,289,318 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).